Borrowings - Loan from Lessor (Details) $ in Thousands	1 Months Ended
	Oct. 31, 2020 USD ($) m²	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial liabilities [line items]
Lease area (in square meters)	1,356
Borrowings. | $		$ 7,457	$ 1,170
DTU Financing
Disclosure of financial liabilities [line items]
Interest rate	6.00%
Payment period	8 years
Borrowings. | $	$ 1,300	$ 1,015	$ 1,170
Office space
Disclosure of financial liabilities [line items]
Lease area (in square meters)	839
Laboratory space
Disclosure of financial liabilities [line items]
Lease area (in square meters)	518